LONG-TERM OBLIGATIONS (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Notes Payable - Related Parties	$ 1,274,765	$ 1,015,820
Less Current Maturities	190,000	0
Notes Payable - Related Parties, Excluding Current Maturities	1,084,765	1,015,820
Note Payable - Related Party 3
Notes Payable - Related Parties	146,300	146,300
Note Payable - Related Party 4
Notes Payable - Related Parties	25,000	25,000
Note Payable - Related Party 5
Notes Payable - Related Parties	90,000	90,000
Note Payable - Related Party 6
Notes Payable - Related Parties	70,000	70,000
Accrued interest due after 2022
Notes Payable - Related Parties	116,465	106,520
Note Payable - Related Party 1
Notes Payable - Related Parties	499,000	250,000
Note Payable - Related Party 2
Notes Payable - Related Parties	$ 328,000	$ 328,000